Divestitures - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Sep. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2015 TWD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees					$ 1,438
Divestiture transaction consideration recorded as other receivable				$ 34	1,062
East Gate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees		$ 1,438
Investments fund expiration date				2017-08
Divestiture transaction consideration recorded as other receivable					$ 1,100
East Gate | Korean Investor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement	17.65%
FingerRockz
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate selling price relative to the divestiture transaction						$ 1
Perfect Pairs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement			100.00%
Proceeds from disposal of subsidiary			$ 760